Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

1.	On January 6, 2012, the Company received a deficiency letter from NASDAQ stating that, because the Company has not maintained a minimum Market Value of Publicly Held Shares (the “MVPHS”) of $5,000 for the last 30 consecutive business days, the Company is no longer in compliance with NASDAQ Listing Rule Section 5450(b)(1)(C). In order to regain compliance, the Company had until July 2, 2012 for the Company’s MVPHS to meet or exceed $5,000 for a minimum of 10 consecutive business days. By letter dated February 29, 2012, the Company received notice from NASDAQ that it has regained compliance with Listing Rules 5450(a)(1) and 5450(b)(1)(C), since for the last 10 consecutive business days, from February 14, 2012 to February 28, 2012, the closing bid price of the Company’s common stock has been at $1.00 per share or greater and the Company’s minimum market value of publicly held shares has been $5,000 or greater, respectively.

2.	On January 27, 2012, the Company entered into a First Supplemental Agreement with FBB, which amends its existing credit facility to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date March 16, 2012. In addition, the bank granted a waiver to the security value covenant and the financial covenants (for more information please see Note 10 above), whose testing has been waived until March 16, 2012.

3.	On March 23, 2012, the Company received a notice from FBB according to which failure to (i) pay the $1,675 repayment installment due in March 2012 (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. On April 12, 2012, the Company received notice from FBB according to which along with the previously mentioned events, failure to make periodic monthly installments into the retention account since September 2011 and violation of loan to value covenant constitute events of default and notifies the Company that if remedy of all of the above is not made up to April 20, 2012, FBB will take whatever action is open to them. The Company is in discussions to permanently amend the amortization schedule.

4.	According to the Credit Suisse Fifth Supplemental dated November 7, 2011, the Company had agreed to enter into a period time charter of at least twelve months for all of our mortgaged vessels not later than December 31, 2011, which charter would cover the vessels’ debt service plus $1.0 million. If the foregoing time charters would not have been entered into by the date required, the Company had agreed that would sell, not later than January 31, 2012, either the M/V Free Jupiter or both the M/V Free Goddess and the M/V Free Hero. The Company has not concluded any time charter agreement and any agreement for the sale of the above mentioned vessels.

5.	On February 2, 2012, the Company agreed by letter with Credit Suisse to defer its payments totaling $700 originally due on January 31, 2012 until the next repayment date April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012. The interest payment of $348 originally due on February 8, 2012, has been agreed to be paid in two installments as follows: $147 paid on February 8, 2012 and $201 to be paid on April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012. In addition the interest payment of $348 originally due on May 10, 2012, has been agreed to be paid in two installments as follows: $147 to be paid on May 10, 2012 and $201 on May 31, 2012.

6.	On February 15 2012, the Company received a proposal from Credit Suisse containing restructuring head terms for the full payment holiday of the principal and partial interest holiday payment until March 31, 2014, conditioned on approval from the Company’s other lenders. The Company has been advised that the proposal has been approved by Deutsche Bank Nederland. The Company is continuing discussions with FBB.

7.	M/V Free Goddess was hijacked by Somali pirates on February 7, 2012 while transiting the Indian Ocean eastbound. The vessel is held off the coast of Somalia and the Company is currently in communication with the pirates for the release of the vessel and her crew. The vessel was on a time charter trip at the time she was hijacked. Under the charter party agreement, the BIMCO Piracy clause was applied which provided, among other things, for the charterers to have the vessel covered with kidnap and ransom insurance and loss of hire insurance. The vessel was also covered by the war risk underwriters who were duly informed about the transit and had confirmed cover. Currently, an estimate of a possible loss or range of loss, if any, cannot be made.

8.	On February 15, 2012, the Company received notice from Deutsche Bank Nederland according to which, failure to (i) repay the installment due in December 2011, (ii) pay regular interest on the loan, (iii) pay default interest on the loan, (iv) pay the success fee due in November 2011 (v) set new financial covenants and (vi) complying with loan to value covenant, are considered an event of default and requested from the Company to fulfill its obligations by March 15, 2012. In March 2012, the Company did not paid the aforementioned amounts or the $750 repayment installment along with accrued interest due in March 2012. The Company was advised on April 26, 2012 that Deutsche Bank Nederland would approve the request to permanently amend the amortization schedule including refinancing of the balloon due in November 2012, subject to documentation and receiving approval from FBB for the restructuring of the facilities.

9.	By letter dated February 25, 2012, the Company received notice from the shipyard pursuant to its newbuilding contracts that the Company had failed to pay the payment of $3,660 due on February 11, 2012 under one of the contracts and was therefore in default under its obligations under this contract. The shipyard terminated this contract by notice dated April 28, 2012 to the Company.

10.	Pursuant to a settlement agreement entered into on April 13, 2012, ABN AMRO has agreed to return to the Company all commitment fees paid to date less expenses and all further obligations of the parties have been terminated. The Company has received $391 on April 17, 2012 as final and full settlement.

11.

At its April 2012 meeting, the Company’s Board of Directors approved the issuance of 1,660,694 shares of the Company’s common stock to the Manager in payment of $926 in unpaid fees due to the Manager for the first quarter of 2012 under the management and services agreements with the Company. The number of shares to be issued to the Manager was based on the closing prices of the Company’s common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. Upon issuance of these shares, which will be restricted stock under applicable U.S. securities laws, Mr. Varouxakis will beneficially own 26% of the outstanding common stock of the Company. The Board also approved the issuance of an aggregate of 199,642 shares of the Company’s common stock to the non-executive members of our Board of Directors in payment of $31 per person in unpaid Board fees for the last three quarters of 2011. The aggregate number of shares to be issued to the directors was based on the closing prices of the Company’s common stock on the last day of each of the last three quarters of 2011, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.